Share-based compensation (Tables)	6 Months Ended
Jun. 30, 2024
Share-Based Payment Arrangement [Abstract]
Summary of Changes in Unvested Ordinary Shares

	Number of	Weighted
	unvested	average
	ordinary	grant date
	shares	fair value
Unvested ordinary shares as of December 31, 2023	838,845	$3.92
Granted	38,142	0.94
Vested	(149,230)	8.07
Forfeited	(46,135)	1.63
Unvested ordinary shares as of June 30, 2024	681,622	$2.96

Summary of Share Options Activity

The following table summarizes the Company’s share options activity for the six months ended June 30, 2024:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value (in thousands)
Outstanding as of December 31, 2023	5,057,099	$4.09	8.27	$232
Granted	2,129,192	$0.99	—	—
Exercised	—	—	—	—
Forfeited	(103,608)	$2.70	—	—
Outstanding as of June 30, 2024	7,082,683	$3.10	8.35	$212
Exercisable as of June 30, 2024	2,214,261	$5.74	7.21	$51
Unvested as of June 30, 2024	4,993,422	$1.93	8.85	$161

Summary of Weighted-Average Assumptions Used in Black-Scholes Option Pricing Model

The weighted-average assumptions used in the Black-Scholes option pricing model to determine the fair value of the share options granted to employees during the three and six months ended June 30, 2024 and 2023, respectively, were as follows:

	Three Months Ended
	June 30,	June 30,
	2024	2023
Expected term (in years)	5.60	5.56
Expected volatility	92.11%	75.11%
Expected dividend yield	0.00%	0.00%
Risk free interest rate	4.28%	3.90%
Fair value of underlying ordinary shares	$0.87	$0.96

	Six Months Ended
	June 30,	June 30,
	2024	2023
Expected term (in years)	6.04	6.02
Expected volatility	90.10%	72.76%
Expected dividend yield	0.00%	0.00%
Risk free interest rate	3.82%	3.51%
Fair value of underlying ordinary shares	$0.99	$1.19

Summary of Share-based Compensation Expense

Share-based compensation expense recorded is as follows (in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2024	2023	2024	2023
Research and development	$764	$934	$1,586	$1,819
General and administrative	548	767	1,113	1,534
	$1,312	$1,701	$2,699	$3,353